Other assets and prepaid expenses (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other assets and prepaid expenses
Other assets and prepaid expenses	€ 7,932	€ 2,459
Prepayment for Directors and Officers' liability insurance premium	1,200	0
Reservation of manufacturing capacity
Other assets and prepaid expenses
Prepayment for reservation of manufacturing capacity		1,100
Assets secured for the new premises
Other assets and prepaid expenses
Prepayments	1,500	€ 500
Clinical trial management services
Other assets and prepaid expenses
Prepayment for reservation of manufacturing capacity	3,200
Reservation for toxicity study capacity
Other assets and prepaid expenses
Prepayment for reservation of manufacturing capacity	€ 700